Significant Accounting Policies (Details) - USD ($)	3 Months Ended			12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Sep. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 01, 2017	Apr. 06, 2017	Jun. 30, 2016	Mar. 08, 2016	May 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Line Items]
Redeemable noncontrolling interests	$ 4,662,000			$ 5,111,000	$ 1,480,000
Redemption value adjustment, year-to-date	838,000			(1,270,000)	(936,000)	$ 182,000
Carrying value of noncontrolling interests	1,560,000			772,000	52,772,000
Long-term debt, gross	13,513,000			11,947,000	0
Assets	119,597,000			114,810,000	129,797,000
Liabilities	82,830,000			78,742,000	38,168,000
Investments in unconsolidated entities	500,000			500,000	500,000
Impairment of cost method investments	0	$ 0		0	0
Impairment	$ 1,919,000	0	$ 0	1,072,000	0	0
Advertising costs				$ 126,000	0	0
Deferral of compensation percentage maximum	100.00%			100.00%
Valuation allowance				$ 25,087,000	6,084,000
Net cash provided by (used in) operating activities	$ 4,429,000	10,580,000		19,415,000	84,858,000	24,801,000
Restricted cash	$ 15,045,000	$ 13,178,000		$ 9,076,000	9,752,000	5,684,000						$ 3,337,000
Accounting Standards Update 2016-18 [Member]
Noncontrolling Interest [Line Items]
Net cash provided by (used in) operating activities					4,100,000	$ 2,300,000
Net Asset Value Investment 1 [Member]
Noncontrolling Interest [Line Items]
NAV investments									$ 0		$ 5,000,000
NAV ownership percentage											2.00%
NAV redemption amount									$ 1,400,000
Minimum [Member]
Noncontrolling Interest [Line Items]
Advisory services, quarterly base fee	0.50%			0.50%
Total market capitalization threshold for calculating base advisory fee	$ 6,000,000,000			$ 6,000,000,000
Minimum [Member] | Furniture, fixtures and equipment
Noncontrolling Interest [Line Items]
Property, plant and equipment, useful life	3 years			3 years
Minimum [Member] | Software [Member]
Noncontrolling Interest [Line Items]
Property, plant and equipment, useful life	3 years			3 years
Maximum [Member]
Noncontrolling Interest [Line Items]
Advisory services, quarterly base fee	0.70%			0.70%
Total market capitalization threshold for calculating base advisory fee	$ 10,000,000,000			$ 10,000,000,000
Maximum [Member] | Furniture, fixtures and equipment
Noncontrolling Interest [Line Items]
Property, plant and equipment, useful life	7 years 6 months			7 years 6 months
Maximum [Member] | Software [Member]
Noncontrolling Interest [Line Items]
Property, plant and equipment, useful life	5 years			5 years
Ashford Prime OP [Member]
Noncontrolling Interest [Line Items]
Advisory services, quarterly base fee				0.70%
Medium-term Notes | Term Loan due 2022 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross					0		$ 0
Notes Payable to Banks [Member] | Term Loan Due October 2018 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross					0
Revolving Credit Facility [Member] | Facility due 2022 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross					0
Revolving Credit Facility [Member] | Facility due On Demand [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross					$ 0
Ashford LLC [Member]
Noncontrolling Interest [Line Items]
Ownership by parent	99.80%			99.80%	99.80%
Redeemable noncontrolling interests	0.20%			0.20%				0.20%
Noncontrolling ownership interest	0.00%			0.00%	0.00%
Noncontrolling ownership	100.00%			100.00%	100.00%
Redeemable noncontrolling interests	$ 396,000			$ 385,000	$ 179,000
Redemption value adjustment, year-to-date	23,000			224,000	(54,000)
Redemption value adjustment, cumulative	381,000			358,000	134,000
Carrying value of noncontrolling interests	$ 0			$ 0	$ 0
J&S [Member]
Noncontrolling Interest [Line Items]
Ownership by parent	85.00%			85.00%	0.00%
Redeemable noncontrolling interests	15.00%			15.00%	0.00%
Noncontrolling ownership interest	0.00%			0.00%	0.00%
Noncontrolling ownership	100.00%			100.00%	0.00%
Redeemable noncontrolling interests	$ 2,877,000			$ 2,522,000	$ 0
Redemption value adjustment, year-to-date	0			0	0
Redemption value adjustment, cumulative	0			0	0
Carrying value of noncontrolling interests	433,000			439,000	0
Assets, available only to settle subsidiary's obligations	40,905,000			36,951,000	0
Liabilities, no recourse to Ashford Inc.	23,712,000			21,821,000	$ 0
J&S [Member] | Medium-term Notes | Term Loan due 2022 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross	10,492,000			9,917,000
J&S [Member] | Revolving Credit Facility [Member] | Facility due 2022 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross	$ 1,226,000			$ 814,000
Pure Rooms [Member]
Noncontrolling Interest [Line Items]
Ownership by parent	70.00%			70.00%	0.00%
Redeemable noncontrolling interests	0.00%			0.00%	0.00%
Noncontrolling ownership interest	30.00%			30.00%	0.00%
Noncontrolling ownership	100.00%			100.00%	0.00%
Redeemable noncontrolling interests				$ 0	$ 0
Redemption value adjustment, year-to-date				0	0
Redemption value adjustment, cumulative				0	0
Carrying value of noncontrolling interests	$ 171,000			205,000	0
Assets, available only to settle subsidiary's obligations	1,654,000			1,865,000	0
Liabilities, no recourse to Ashford Inc.	1,558,000			1,652,000	$ 0
Pure Rooms [Member] | Notes Payable to Banks [Member] | Term Loan Due October 2018 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross	160,000			220,000
Pure Rooms [Member] | Revolving Credit Facility [Member] | Facility due On Demand [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross	$ 100,000			$ 100,000
OpenKey [Member]
Noncontrolling Interest [Line Items]
Ownership by parent	45.61%			43.90%	40.06%
Redeemable noncontrolling interests	29.65%			39.59%	46.31%
Noncontrolling ownership interest	24.74%			16.51%	13.63%					100.00%
Noncontrolling ownership	100.00%			100.00%	100.00%
Redeemable noncontrolling interests	$ 1,389,000			$ 2,204,000	$ 1,301,000
Redemption value adjustment, year-to-date	(861,000)			1,046,000	1,000,000
Redemption value adjustment, cumulative	1,160,000			2,021,000	975,000
Carrying value of noncontrolling interests	949,000			128,000	96,000
Assets, available only to settle subsidiary's obligations	4,415,000			1,403,000	960,000
Liabilities, no recourse to Ashford Inc.	758,000			889,000	$ 256,000
Long-term debt, gross				0
OpenKey [Member] | Medium-term Notes | Term Loan due 2022 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross	0			0
OpenKey [Member] | Revolving Credit Facility [Member] | Facility due October 2018 [Member]
Noncontrolling Interest [Line Items]
Long-term debt, gross	$ 0			$ 0
Ashford Holdings [Member]
Noncontrolling Interest [Line Items]
Redeemable noncontrolling interests	0.20%
Noncontrolling ownership interest				0.20%
Performance Holdco Investment [Member]
Noncontrolling Interest [Line Items]
Noncontrolling ownership interest	40.00%			40.00%
AQUA Fund [Member]
Noncontrolling Interest [Line Items]
Noncontrolling ownership interest				0.00%	100.00%
Assets				$ 0	$ 52,800,000
Liabilities				$ 0	$ 93,000
AIM [Member]
Noncontrolling Interest [Line Items]
Noncontrolling ownership interest					40.00%